Financial Assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
(1) Details of financial assets at FVTPL as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Financial assets at fair value through profit or loss measured at fair value	14,762,941	13,497,234

Financial assets at fair value through profit or loss measured at fair value
(2) Financial assets at fair value through profit or loss measured at fair value as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Deposits:
Gold banking asset	48,796	65,072
Securities:
Debt securities
Korean treasury and government agencies	1,020,418	995,713
Financial institutions	873,031	925,474
Corporates	761,681	751,636
Others	231,967	70,416
Equity securities	485,793	329,864
Capital contributions	865,685	1,287,723
Beneficiary certificates	2,812,558	3,504,547
Others	84,979	94,673

Sub-total	7,136,112	7,960,046

Loans	676,291	667,467
Derivatives assets	6,901,742	4,803,131
Other financial assets	—	1,518

Total	14,762,941	13,497,234